Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	$ 24,999		$ 24,559	$ 16,249
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
– debt instruments at fair value through other comprehensive income	163		2,599	(7,232)
– fair value gains/(losses)	41		2,381	(9,618)
– fair value losses/(gains) transferred to the income statement on disposal	69		905	(18)
– expected credit (recoveries)/losses recognised in the income statement	(6)		59	56
– disposal of subsidiary	85		0	0
– income taxes	(26)		(746)	2,348
– cash flow hedges	(52)		2,953	(3,655)
– fair value gains/(losses)	(282)		2,534	(4,207)
– fair value (gains)/losses reclassified to the income statement	(135)		1,463	(758)
– disposal of subsidiary	262		0	0
– income taxes	103		(1,044)	1,310
– share of other comprehensive income of associates and joint ventures	462		47	(367)
– share for the year	462		47	(367)
– insurance finance income/(expense) recognised in other comprehensive income	(142)		(364)	1,775
– before income taxes	(191)		(491)	2,393
– income taxes	49		127	(618)
Exchange differences	833		(204)	(9,918)
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation	5,816	[1]	0	0
– other exchange differences	(4,983)		(204)	(9,918)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation	5		1	280
– remeasurement of defined benefit asset/liability	(228)		(314)	(1,031)
– before income taxes	(342)		(413)	(1,723)
– income taxes	114		99	692
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(439)		(1,219)	1,922
– before income taxes	(579)		(1,617)	2,573
– income taxes	140		398	(651)
– equity instruments designated at fair value through other comprehensive income	99		(120)	107
– fair value gains/(losses)	141		(120)	107
– income taxes	(42)		0	0
Effects of hyperinflation	1,239		1,604	877
Other comprehensive income	1,940		4,983	(17,242)
Total comprehensive income/(expense) for the year	26,939		29,542	(993)
Attributable to:
– ordinary shareholders of the parent company	24,833		27,397	(2,810)
– other equity holders	1,062		1,101	1,213
– non-controlling interests	$ 1,044		$ 1,044	$ 604

[1]	At 31 December 2024, accumulated foreign currency translation reserve losses of $5,816m were recycled to the income statement, including $5,166m upon completion of the sale of our business in Argentina and $564m upon completion of the sale of our banking business in Canada.